GENERAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Jan. 01, 2011
GENERAL [Abstract]
Sale of subsidiary, gain		$ 550
Sale of subsidiary, amount of debt extinguished		$ 675
Sale of subsidiary, period for installments		10 years
Total debt			$ 450	$ 1,600
Debt instrument, term	10 years